Equity Method Investments - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of associates [line items]
Equity method investments	$ 284		$ 284		$ 269
Share of post-tax (losses) earnings in equity method investments	$ (4)	$ 61	$ (10)	$ 53
Proceeds from sales of investments accounted for using equity method		$ 610		$ 1,854
Shares in the investee company disposed during the period		5,900,000		16,000,000
Proceeds from (payment to) settlement of foreign exchange contracts		$ (33)		$ 24